Fair Value Measurement	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement

9. FAIR VALUE MEASUREMENT

Recurring

The following table presents the fair value hierarchy for the Group’s assets and liabilities that are measured and recorded at fair value on a recurring basis as of December 31, 2020 and 2021:

December 31, 2020	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balances at Fair Value
	(RMB in thousands)
Assets
Restricted time deposits	—	1,779,458	—	1,779,458
Loans at fair value	—	—	381,393	381,393
Total assets	—	1,779,458	381,393	2,160,851
Liabilities
Guarantee derivative liabilities	—	—	252,613	252,613
Total liabilities	—	—	252,613	252,613

December 31, 2021	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balances at Fair Value
	(RMB in thousands)
Assets
Restricted time deposits	—	1,745,898	—	1,745,898
Loans at fair value	—	—	252,970	252,970
Total assets	—	1,745,898	252,970	1,998,868
Liabilities
Guarantee derivative liabilities	—	—	1,473,853	1,473,853
Total liabilities	—	—	1,473,853	1,473,853

The fair value of the Group’s restricted time deposits is determined based on the prevailing interest rates for similar products in the market (Level 2). For the off‑balance sheet loans funded by certain Institutional Funding Partners, as the Group’s financial guarantee provided does not trade in an active market with readily observable quoted prices, the Group uses significant unobservable inputs to measure the fair value of these guarantee derivative assets or liabilities (Level 3). For the off-balance sheet loans acquired or purchased by the Group that are not traded in an active market with readily observable prices, the Group uses discounted cash flow methodology involving significant unobservable inputs to measure the fair value of these loans (Level 3).

Transfers into or out of fair value hierarchy classifications are made if the significant inputs used in the financial models measuring the fair value of the assets and liabilities became unobservable or observable in the current marketplace. These transfers are considered to be effective as of the beginning of the period in which they occur. The Group did not transfer any assets or liabilities in or out of Level 2 and Level 3 during each of the periods presented.

Significant Unobservable Inputs

The Group uses a discounted cash flows model to estimate fair value of the guarantee derivative assets or liabilities, and fair value of loans acquired or purchased. The following table presents quantitative information about the significant unobservable inputs used for the Group’s Level 3 fair value measurement as of December 31, 2020 and 2021:

		Range of Inputs
		December 31, 2020			December 31, 2021
Financial Instrument	Unobservable Input	Minimum	Maximum	Weighted- Average	Minimum	Maximum	Weighted- Average
Guarantee derivatives	Cumulative loss rates(i)	3.1%	13.3%	6.3%	5.6%	12.2%	7.8%
	Margins on cost of guarantee services	10.0%	10.0%	10.0%	10.0%	10.0%	10.0%
Loans at fair value	Expected future recovery rates(ii)	9.8%	9.8%	9.8%	4.3%	4.3%	4.3%

(i)
Expressed as a percentage of the original principal balance of the loans.
(ii)
Expressed as a percentage of the principal balance of the loans acquired/purchased.

The following table summarizes the activities related to fair value of the guarantee derivatives:

	For the Year Ended December 31,
	2019	2020	2021
	(RMB in thousands)
Fair value of guarantee derivative liabilities/(assets) at beginning of the year (Level 3)	52,434	(280,998)	252,613
Cash collection	1,108,398	1,107,646	3,107,316
Net cash payout	(1,151,504)	(1,281,477)	(2,344,922)
Change in fair value(i)	212,256	707,442	458,846
Transfers of financial guarantee contracts (Note2(j))	(502,582)	—	—
Fair value of guarantee derivative liabilities/(assets) at end of the year (Level 3)	(280,998)	252,613	1,473,853

(i)
Recognized as “Change in fair value of financial guarantee derivatives, net” on the Consolidated Statements of Operations.

The following table summarizes the activities related to fair value of the loans acquired or purchased:

	For the Year Ended December 31,
	2020	2021
	(RMB in thousands, except for percentages)
Fair value of loans acquired/purchased at beginning of the year (Level 3)	—	381,393
Fair value at inception of loans acquired/purchased	7,067,271	3,851,997
Cash collection	(6,638,596)	(4,051,776)
Change in fair value(i)	(47,282)	111,762
Disposal	—	(40,406)
Fair value of loans acquired/purchased at end of the year (Level 3)	381,393	252,970

(i)
Recognized as “Change in fair value of loans at fair value” on the Consolidated Statements of Operations.

Significant Recurring Level 3 Fair Value Liability Input Sensitivity

Changes in certain of the unobservable inputs noted above may have a significant impact on the fair value of the guarantee derivative assets and liabilities. The following table summarizes the effect adverse changes in estimate would have on the fair value of the guarantee derivative assets and liabilities as of December 31, 2020 and 2021, respectively, given hypothetical changes in the cumulative loss rates:

	As of December 31,
	2020	2021
	(RMB in thousands, except for percentages)
Weighted average cumulative loss rates(i)	6.3%	7.8%
Increase/(decrease) in fair value of guarantee derivative liabilities if the cumulative loss rates:
Increase by 10% (ii)	188,349	362,221
Decrease by 10% (ii)	(188,349)	(362,221)

(i)
Expressed as a percentage of the original principal balance of the loans.
(ii)
Expressed as a percentage of the original cumulative loss rates.

Changes in certain of the unobservable inputs noted above may have a significant impact on the fair value of the loans at fair value. The following table summarizes the effect adverse changes in estimate would have on the fair value of the loans at fair value as of December 31, 2020 and 2021, given hypothetical changes in the expected future recovery rates:

	For the Year Ended December 31,
	2020	2021
	(RMB in thousands, except for percentages)
Weighted average expected future recovery rates(i)	9.8%	4.3%
Increase/(decrease) in fair value of loans at fair value if the expected future recovery rates:
Increase by 10% (ii)	38,139	25,297
Decrease by 10% (ii)	(38,139)	(25,297)

(i)
Expressed as a percentage of the principal balance of the loans acquired/purchased.
(ii)
Expressed as a percentage of the original expected future recovery rates.

Other financial instruments

The followings are other financial instruments not measured at fair value on the Consolidated Balance Sheets, but for which the fair value is estimated for disclosure purposes.

Cash and cash equivalents, current restricted cash, amounts due from related parties and deposits to insurance companies and guarantee companies are financial assets with carrying amounts that approximate fair value due to their short-term nature. Accounts payable and amounts due to related parties are financial liabilities with carrying amounts that approximate fair value because of their short-term nature.

Non‑recurring

The Group measures certain financial assets at fair value on a non-recurring basis only if an impairment charge were to be recognized. The Group’s long-term equity investments are measured at fair value on a nonrecurring basis under measurement alternative, if an impairment loss is charged or fair value adjustment is made for an observable price change in an orderly transaction for identical or similar investments of the same issuer. The related inputs used are classified as Level 3 fair value measurement.

The Group’s non‑financial assets, such as property, equipment and software, would be measured at fair value only if they were determined to be impaired.